CONTINGENCIES (Narrative) (Details) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended
	Apr. 09, 2026	Feb. 03, 2026	Apr. 17, 2026	Feb. 28, 2026	Feb. 17, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Other Commitments [Line Items]
Loss from misappropriation of assets							$ 0	$ 0	$ 395,033	$ 0
Restricted cash							946,718		946,718		$ 0
Rick Svetkoff [Member]
Other Commitments [Line Items]
Damages sought	$ 26,000,000
Assets transferred to separate account		$ 500,000
Rental payments for a residential property				$ 19,502
Funds withdrawn and not returned						$ 5,788
Amount due from shareholder for which recovery is being pursued							1,921,159		1,921,159
Due from shareholder							1,526,126		1,526,126
Loss from misappropriation of assets									395,033
Rick Svetkoff [Member] | RLB Aviation, Inc [Member]
Other Commitments [Line Items]
Assets transferred to separate account					$ 1,395,869
Aerovision Aircraft Acquisition Agreement [Member]
Other Commitments [Line Items]
Impairment of deposits							5,150,000		5,150,000
Mountain Ci Holdings Ltd [Member]
Other Commitments [Line Items]
Damages sought			$ 610,000
Starfighters International, Inc. (Texas) [Member]
Other Commitments [Line Items]
Restricted cash							211,119		211,119
Starfighters International, Inc. (Texas) [Member] | Rick Svetkoff [Member]
Other Commitments [Line Items]
Restricted cash							684,757		684,757
Short-term investments - restricted							$ 508,229		$ 508,229